Investments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of investments in subsidiaries

The details of the Company's subsidiaries at the end of each year are shown below:

			Direct and indirect equity interest - %
			2021	2020
	Companies
	Subsidiaries
CBD	Novasoc Comercial Ltda. (“Novasoc”)	Brazil	100.00	100.00
	CBD Holland B.V. (“CBD Holland”)	Brazil	100.00	100.00
	GPA 2 Empreend. e Participações Ltda. (“GPA 2”)	Brazil	100.00	100.00
	GPA Logística e Transporte Ltda. (“GPA Logística”)	Brazil	100.00	100.00
	GPA Holding Empreendimentos e Participações Ltda.("GPA Holding")	Brazil	100.00	-
	SCB Distribuição e Comércio Varejista de Alimentos Ltda. ("Compre Bem'')	Brazil	100.00	100.00
	Stix Fidelidade e Inteligência S.A. ("Stix")	Brazil	66.67	66.67
	James Intermediação S.A. ("James Delivery")	Brazil	100.00	100.00
	Cheftime Comércio de Refeições S/A ("Cheftime") (*)	Brazil	99.05	79.57
	GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)	Brazil	100.00	100.00
	BCafeterias e Lanchonetes Ltda. ("BCafeterias")(*)	Brazil	-	100.00
	Fronteira Serviços Imobiliários Ltda.("Fronteira")	Brazil	100.00	100.00
	Place2B Serviços Imobiliários Ltda.("Place2B")	Brazil	100.00	100.00
	Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)	Luxembourg	100.00	100.00
	Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)	Netherlands	100.00	100.00
Éxito	Almacenes Éxito S.A. ("Éxito")	Colombia	96.57	96.57
	Éxito Industrias S.A.S. ("Éxito Industrias")	Colombia	94.59	94.59
	Fideicomiso Lote Girardot	Colombia	96.57	96.57
	Éxito Viajes y Turismo S.A.S.	Colombia	49.25	49.25
	Almacenes Éxito Inversiones S.A.S. (Móvil Éxito)	Colombia	96.57	96.57
	Transacciones Energéticas S.A.S	Colombia	96.57	96.57
	Marketplace Internacional Éxito y Servicios S.A.S. (MPI)	Colombia	96.57	96.57
	Logística, Transporte y Servicios Asociados S.A.S. (LTSA)	Colombia	96.57	96.57
	Depósitos y Soluciones Logísticas S.A.S.	Colombia	96.57	96.57
	Patrimonio Autónomo Iwana (****)	Colombia	49.25	49.25
	Patrimonio Autónomo Viva Malls (****)	Colombia	49.25	49.25
	Patrimonio Autónomo Viva Sincelejo (****)	Colombia	25.12	25.12
	Patrimonio Autónomo Viva Villavicencio (****)	Colombia	25.12	25.12
	Patrimonio Autónomo San Pedro Etapa I (****)	Colombia	25.12	25.12
	Patrimonio Autónomo Centro Comercial (****)	Colombia	25.12	25.12
	Patrimonio Autónomo Viva Laureles (****)	Colombia	39.40	39.40
	Patrimonio Autónomo Viva Palmas (****)	Colombia	25.12	25.12
	Patrimonio Autónomo Centro Comercial Viva (****)	Colombia	44.33	44.33
	Spice investment Mercosur	Uruguay	96.57	96.57
	Larenco S.A.	Uruguay	96.57	96.57
	Geant Inversiones S.A.	Uruguay	96.57	96.57
	Lanin S.A.	Uruguay	96.57	96.57
	5 Hermanos Ltda.	Uruguay	96.57	96.57
	Sumelar S.A.	Uruguay	96.57	96.57
	Gestión Logística S.A. (**)	Uruguay	96.57	-

Supermercados Disco del Uruguay S.A.(***)	Uruguay	60.35	60.35
Maostar S.A. (****)	Uruguay	30.18	30.18
Ameluz S.A.	Uruguay	60.35	60.35
Fandale S.A.	Uruguay	60.35	60.35
Odaler S.A.	Uruguay	60.35	60.35
La Cabaña S.R.L.	Uruguay	60.35	60.35
Ludi S.A.	Uruguay	60.35	60.35
Semin S.A.	Uruguay	60.35	60.35
Randicor S.A.	Uruguay	60.35	60.35
Setara S.A.	Uruguay	60.35	60.35
Hiper Ahorro S.R.L.	Uruguay	60.35	60.35
Ciudad del Ferrol S.C.	Uruguay	59.14	59.14
Mablicor S.A.	Uruguay	30.78	30.78
Tipsel S.A.	Uruguay	96.57	96.57
Tedocan S.A.	Uruguay	96.57	96.57
Vía Artika S. A.	Uruguay	96.57	96.57
Group Disco del Uruguay S.A.	Uruguay	60.35	60.35
Devoto Hermanos S.A.	Uruguay	96.57	96.57
Mercados Devoto S.A.	Uruguay	96.57	96.57
Libertad S.A.	Argentina	96.57	96.57
Onper Investment 2015 S.L	Spain	96.57	96.57
Spice España de Valores Americanos S.L.	Spain	96.57	96.57
Marketplace Internacional Éxito S.L	Spain	96.57	96.57
Gelase S. A.	Belgium	96.57	96.57

(*)	On August 2021, CBD acquired a 19.48% stake from Cheftime's minority shareholders.
(**)	In 2021, Éxito acquired a 96.57% stake in Gestión Logística S.A.
(***)	Supermercados Disco del Uruguay S.A. is controlled through a Shareholders Agreement signed in April 2015, giving Éxito the 75% voting necessary. This agreement expired on June 30, 2021 and on August 18, 2021 a new Agreement was signed maintaining Éxito as controllering entity.
(****)	Companies controlled directly or indirectly by the Éxito, controlled through a Shareholders Agreement giving Éxito the majority of the voting powers.

Schedule of investments in associates

The details of the Company's associates at the end of each year are shown below:

			Direct and indirect equity interest - %
			2021	2020
	Companies
	Subsidiaries
Cnova N.V.	Cnova N.V. (“Cnova Holanda”)	Netherlands	33.98	33.98
	Cdiscount Afrique SAS (“Cdiscount Afrique”)	France	33.98	33.98
	Cdiscount International BV (“Cdiscount Internacional”)	Netherlands	33.98	33.98
	Cnova France SAS (“Cnova France”)	France	33.98	33.98
	Cdiscount S.A. (“Cdiscount”)	France	33.87	33.87
	Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)	Ivory Coast	33.98	33.98
	Cdiscount Sénégal SAS (“Cdiscount Sénégal”)	Senegal	33.98	33.98
	Cdiscount Cameroun SAS (“Cdiscount Cameroun”)	Cameroon	33.98	33.98
	CLatam AS Uruguay (“CLatam”)	Uruguay	23.79	23.79
	Cdiscount Panama S.A. (“Cdiscount Panama”)	Panama	23.79	23.79
	Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)	Uruguay	23.79	23.79
	Ecdiscoc Comercializadora S.A. (Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)	Ecuador	23.78	23.78
	Cnova Pay	France	33.98	33.98
	BeezUP SAS ("BezzUp")	France	25.29	33.98
	CARYA	France	33.87	33.87
	HALTAE	France	33.87	33.87
	C-Logistics	France	28.56	28.56
	NEOSYS	France	17.33	17.33
	Neotech Solutions	Morocco	17.33	17.33
	NEOSYS Tunisie	Tunisia	17.33	17.33
	C Chez Vous	France	28.53	28.56
	Phoenix (*)	France	-	16.99
	C-Shield	France	33.87	33.87
	C-TECHNOLOGY (former C-Payment)	France	33.87	33.87
	CLR (**)	France	28.56	-
	MAAS	France	33.87	33.87
FIC	Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	Brazil	17.88	17.88
	FIC Promotora de Vendas Ltda. (“FIC Promotora”)	Brazil	17.88	17.88
	Bellamar Empreend. e Participações Ltda. (“Bellamar”)	Brazil	50.00	50.00
Éxito	Puntos Colombia S.A.S ("Puntos")	Colombia	48.29	48.29
	Compañia de Financiamento Tuya S.A. ("Tuya")	Colombia	48.29	48.29
	Cnova N.V (“Cnova Holanda”)	Netherlands	0.18	0.18

(*)	In 2021 the Phoenix was sold. (**) In 2021 CLR was created.

Schedule of financial statements

The summarized financial statements are as follows:

	FIC		Cnova N.V.		Tuya
	2021	2020	2021	2020	2021	2020

Current assets	8,742	6,738	4,110	4,224	5,293	4,728
Non-current assets	35	52	3,732	4,055	156	200
Total assets	8,777	6,790	7,842	8,279	5,449	4,928

Current liabilities	7,401	5,611	6,351	6,766	2,689	1,612
Non-current liabilities	44	22	3,066	2,806	2,039	2,578
Shareholders’ equity	1,332	1,157	(1,575)	(1,293)	721	738
Total liabilities and shareholders’ equity	8,777	6,790	7,842	8,279	5,449	4,928

	FIC			Cnova N.V.				Tuya
Statements of Income:	2021	2020	2019	2021	2020	2019	2021	2020	2019

Revenues	1,034	989	1,207	13,824	13,117	9,689	783	615	698
Operating income	482	555	441	54	207	(24)	35	71	87
Net income (loss) for the year	265	329	263	(313)	(138)	(288)	15	37	(14)

Breakdown of investments and rollfoward

12.3.	Breakdown of investments and rollfoward:
	FIC Note 1.1	Bellamar Note 1.1	Tuya	Puntos Colombia	Other (*)	Total
Balances at 12.31.2019	289	-	307	2	(375)	223
Share of profit (loss) of associates – continuing operation	118	-	18	9	(47)	98
Dividends and interest on own capital - continuing operation	(37)	-	-	-	-	(37)
Share of other comprehensive income	-	-	79	1	(156)	(76)
Capital increase	-	-	52	-	-	52
Deconsolidation	(370)	-	-	-	-	(370)
Spin off – Sendas	-	196	-	-	-	196
Fair value adjustment	-	573	-	-	-	573
Balances at 12.31.2020	-	769	456	12	(578)	659
Share of profit (loss) of associates – continuing operation	-	47	8	3	(105)	(47)
Dividends and interest on own capital - continuing operation	-	(27)	-	-	-	(27)
Share of other comprehensive income	-	-	(46)	(1)	6	(41)
Capital increase	-	-	21	-	-	21
Balances at 12.31.2021	-	789	439	14	(677)	565

(*)	Includes losses in the investment in associate Cnova N.V. of R$689 on December 31, 2021 (R$591 on December 31, 2020).